Selected Quarterly Financial Data (Unaudited) - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Collaboration revenue	$ 188	$ 312	$ 312